Condensed Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Current assets:
Cash and cash equivalents	$ 103.1	$ 40.8	$ 103.2
Accounts receivable, net	105.1	98.6	129.5
Accounts receivable, affiliate	8.1	14.1	89.1
Inventories	130.4	128.1	130.5
Deferred tax asset	8.4	8.5	14.0
Prepaid and other current assets	28.6	23.5	23.6
Total current assets	383.7	313.6	489.9
Property, plant and equipment, net	621.1	724.9	789.9
Notes receivable, affiliate		18.7	158.5
Investments	140.4
Other assets	133.3	94.6	74.9
Total assets	1,278.5	1,151.8	1,513.2
Current liabilities:
Current portion of long-term debt	2.1	2.8	3.4
Accounts payable	101.4	105.1	121.8
Accounts payable, affiliate	10.9	106.8	102.0
Income taxes payable	23.0	14.4
Accrued liabilities		51.9	57.8
Accrued liabilities	42.1	37.5
Accrued wages and salaries	27.7	35.3	32.9
Restructuring liabilities	24.7	47.6	133.9
Total current liabilities	231.9	349.5	451.8
Long-term debt, less current portion	205.4	7.6	12.6
Long-term debt, affiliate		0	129.4
Pension and post-employment liabilities	44.1	49.2	71.2
Restructuring liabilities	7.2	8.7	6.3
Other liabilities	31.3	25.6	27.9
Total liabilities	519.9	440.6	699.2
Shareholders' equity:
Ordinary shares, no par value, 41.5 and 0 shares issued and outstanding in 2014 and 2013, respectively	940.9
Net Parent investment		777.2	870.3
Accumulated deficit	(68.2)
Accumulated other comprehensive loss	(115.3)	(110.2)	(95.2)
Total SunEdison Semiconductor Limited shareholders' equity	757.4	667.0	775.1
Noncontrolling interests
Noncontrolling interests	1.2	44.2	38.9
Total shareholders' equity	758.6	711.2	814.0
Total liabilities and shareholders' equity	$ 1,278.5	$ 1,151.8	$ 1,513.2